Total
Institutional | The Brown Capital Management Small Company Fund
THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND
Investment Objective.
The Small Company Fund seeks long-term capital appreciation.
Current income is a secondary consideration in selecting portfolio investments.
Fees and Expenses of the Fund.

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Small Company Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Institutional The Brown Capital Management Small Company Fund The Brown Capital Management Small Company Fund - Institutional Shares
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed on shares sold within 60 days of purchase)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Institutional The Brown Capital Management Small Company Fund The Brown Capital Management Small Company Fund - Institutional Shares
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.11%
Total Annual Fund Operating Expenses	1.11%

Example.

This example is intended to help you compare the cost of investing in the Small Company Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Small Company Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Small Company Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional | The Brown Capital Management Small Company Fund | The Brown Capital Management Small Company Fund - Institutional Shares | USD ($)	113	353	612	1,352

Portfolio Turnover.

The Small Company Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Small Company Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small Company Fund’s performance. During the most recent fiscal year, the Small Company Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies.

The Small Company Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of those companies with total operating revenues of $500 million or less at the time of the initial investment, (“small companies”). It is important to note that the Small Company Fund does NOT choose its portfolio companies based on a reference to market capitalization. Rather, the focus of the Small Company Fund is on the revenue produced by the issuer of the securities.

The Small Company Fund typically invests in common stocks. The Advisor seeks to build a portfolio of exceptional small companies with the wherewithal to become exceptional large companies. The Small Company Fund typically holds a portfolio of between 40 – 65 securities which the Advisor believes have the potential for growth.

The Advisor’s Philosophy

The Advisor believes that a sustained commitment to a portfolio of exceptional companies will, over time, generate attractive long-term returns. The Advisor believes exceptional companies save time, lives, money or headaches or provide an exceptional value proposition to consumers. The Advisor views these differentiated organizations as having the wherewithal to provide unique solutions that include, but are not limited to, the utilization of innovative technology and insight to help address or redefine the challenges faced by institutions or consumers. These companies often retain a long-term growth plan, durable revenue growth, defensible market presence and profitability to fuel and sustain earnings per share growth. While investing in exceptional growth companies is paramount, the Advisor believes in being disciplined and deliberate about what it is willing to pay for growth opportunities and doing so in a benchmark agnostic manner (meaning that the Advisor selects companies without consideration of benchmarks by which the Fund is measured). Because the Small Company Fund is managed in a benchmark agnostic manner, an unintended consequence is that the Fund may have sector exposure.

The Advisor’s Investment Approach

The Advisor believes an investment program establishes the processes necessary to identify, research and construct a portfolio. The Advisor distinguishes Small Company from small capitalization investing by its use of revenue not market capitalization to identify and invest in exceptional small companies that have the wherewithal to become exceptional larger companies. The Advisor sources ideas from many places. Companies eligible for investment typically generate no more than $500 million in revenue at the time of initial investment. The Advisor’s investment professionals retain dual duties, managing the portfolio as a team and serving as generalists in their analytical role. They discuss prospective portfolio candidates with teammates before any in depth research is performed to ensure the commitment of time dedicated to understanding the company makes sense to all team members.

The Advisor believes that in-depth fundamental research, when applied over a three to five-year time horizon, and implemented within a benchmark agnostic framework, has the potential to generate attractive long-term returns.

Therefore, the foundation of the Advisor’s process is fundamental analysis. Valuation is also part of the investment process.

The Advisor constructs the Small Company Fund’s portfolio to generally be no more than 5% in cash. The Advisor believes a diversified portfolio of 40-65 securities and their research efforts may, collective, reduce portfolio risk.

The Advisor generally expects to hold securities for the long term. The Advisor typically sells securities from the Small Company Fund’s portfolio when the Advisor determines that the investment thesis driving the purchase of the company changes, the Advisor has a better investment idea, and/or its valuation no longer meets expectations.

Performance Information.

The bar chart and table shown below provide an indication of the risks of investing in the Institutional Shares of the Small Company Fund by showing changes in the Small Company Fund’s performance from year to year and by showing how the Small Company Fund’s average annual total returns compare to that of a broad-based securities market index, the S&P 500® Index, and the Russell 2000® Growth Index and the Morningstar Small Growth Category, which are the Small Company Fund’s secondary benchmark indexes. The Small Company Fund’s past performance (before and after taxes) is not necessarily an indication of how the Small Company Fund will perform in the future. Updated information on the Small Company Fund’s results can be obtained by visiting: https://www.browncapital.com/investmentstrategies/smallcompanyfundinst/.

Calendar Year Returns

Year-to-date return as of the most recent quarter ended June 30, 2024 was -6.08%

Quarterly Returns During This Time Period

Highest return for a quarter	36.52%	Quarter ended June 30, 2020
Lowest return for a quarter	-24.29%	Quarter ended December 31, 2018

Average Annual Total Returns Periods Ended December 31, 2023
Average Annual Total Returns - Institutional - The Brown Capital Management Small Company Fund	1 Year		5 Years		10 Years		Since Inception		Inception Date
The Brown Capital Management Small Company Fund - Institutional Shares	19.36%		6.05%		7.64%		11.53%		Dec. 15, 2011
The Brown Capital Management Small Company Fund - Institutional Shares | After Taxes on Distributions	16.82%		3.89%		5.77%		9.85%		Dec. 15, 2011
The Brown Capital Management Small Company Fund - Institutional Shares | After Taxes on Distributions and Sales	12.99%		4.82%		6.03%		9.55%		Dec. 15, 2011
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	26.29%	[1]	15.69%	[1]	12.03%	[1]	14.21%	[1]	Dec. 15, 2011
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	18.66%		9.22%		7.16%		10.67%		Dec. 15, 2011
Morningstar Small Growth Category	16.48%		10.21%		7.53%		10.73%		Dec. 15, 2011
[1]	In connection with newly adopted SEC regulations applicable to the Fund, the S&P 500® Index is the Fund’s new broad-based securities market index. The Fund will continue to show performance for the Russell 2000® Growth Index, the Fund’s previous broad-based securities market index, and the Morningstar Small Growth Category, each of which is an additional benchmark index.

After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

Institutional | The Brown Capital Management Small Company Fund | Risk Lose Money [Member]
An investment in the Small Company Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Institutional | The Brown Capital Management Small Company Fund | Market Risk [Member]
Market Risk: Market risk refers to the possibility that the value of equity securities held by the Small Company Fund may decline due to daily fluctuations in the securities markets. Movements in the stock market may adversely affect the specific securities held by the Small Company Fund on a daily basis, and, as a result, such movements may negatively affect the Small Company’s net asset value.
Institutional | The Brown Capital Management Small Company Fund | Investment Style Risk [Member]
Investment Style Risk: The performance of the Small Company Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.
Institutional | The Brown Capital Management Small Company Fund | Investment Advisor Risk [Member]
Investment Advisor Risk: The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Small Company Fund to achieve its investment objectives.
Institutional | The Brown Capital Management Small Company Fund | Market Sector Risk [Member]
Market Sector Risk: The percentage of the Small Company Fund’s assets invested in various industries and sectors will vary from time to time depending on the Advisor’s perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market.
Institutional | The Brown Capital Management Small Company Fund | Equity Securities Risk [Member]
Equity Securities Risk: To the extent that the majority of the Small Company Fund’s portfolio consists of common stocks, it is expected that the Small Company Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.
Institutional | The Brown Capital Management Small Company Fund | Small Companies Risk [Member]
Small Companies Risk: Investing in the securities of small companies generally involves greater risk than investing in larger, more established companies. Although investing in securities of small companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.
Institutional | The Brown Capital Management Small Company Fund | Micro-Cap Companies Risk [Member]
Micro-Cap Companies Risk: Micro-cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro-cap companies may therefore be more volatile and the ability to sell them at a desirable time or price may be more limited.
Institutional | The Brown Capital Management International All Company Fund
THE BROWN CAPITAL MANAGEMENT INTERNATIONAL ALL COMPANY FUND
Investment Objective.
The International All Company Fund (formally the “International Equity Fund”) seeks long-term capital appreciation.
Current income is a secondary consideration in selecting portfolio investments.
Fees and Expenses of the Fund.

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the International All Company Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Institutional The Brown Capital Management International All Company Fund The Brown Capital Management International All Company Fund - Institutional Shares
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed on shares sold within 60 days of purchase)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Institutional The Brown Capital Management International All Company Fund The Brown Capital Management International All Company Fund - Institutional Shares
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.74%
Total Annual Fund Operating Expenses	1.64%
Fee Waivers and/or Expense Reimbursements	(0.64%)	[1]
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements	1.00%	[1]
[1]	Brown Capital Management, LLC (the “Advisor”) has entered into an Expense Limitation Agreement with the International All Company Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the International All Company Fund and to assume other expenses of the International All Company Fund, if necessary, in an amount that limits the International All Company Fund’s annual operating expenses (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the International All Company Fund’s business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.00% until July 31, 2025. The Expense Limitation Agreement may not be terminated by either party prior to that date. Subject to certain conditions such as Fund asset levels being at certain thresholds and operating expenses being less than the operating expenses limit for the International All Company Fund, the International All Company Fund may reimburse the Advisor for fees waived or limited and other expenses assumed by the Advisor pursuant to the Expense Limitation Agreement. Reimbursement for fees previously waived are subject to Board approval and are only applicable to fees waived or limited and other expenses assumed by the Advisor in the prior three years. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the International All Company Fund within three years following the month in which the expense was incurred, provided that the International All Company Fund is able to make the repayment without exceeding the lesser of the expense limitation in place at the time of the waiver and/or reimbursement or the current expense limitation arrangement.

Example.

This example is intended to help you compare the cost of investing in the International All Company Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the International All Company Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the International All Company Fund’s operating expenses remain the same. Only the 1-year number shown below reflects the Advisor’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional | The Brown Capital Management International All Company Fund | The Brown Capital Management International All Company Fund - Institutional Shares | USD ($)	102	455	831	1,890

Portfolio Turnover.

The International All Company Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the International All Company Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the International All Company Fund’s performance. During the most recent fiscal year, the International All Company Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies.

The International All Company Fund invests substantially all of its assets in the equity securities of non-U.S. based companies. The International All Company Fund typically invests in common stocks. The Advisor seeks to build a portfolio of exceptional companies. It is important to note that the International All Company Fund does NOT choose its portfolio companies based on a reference to market capitalization. Rather, the focus of the International All Company Fund is on the revenue produced by the issuer of the securities. The International All Company Fund typically holds a portfolio of between 40 to 70 securities which the Advisor believes have the potential for growth.

The International All Company Fund considers an issuer to be non-U.S. based if: (1) the issuer is organized under the laws of a jurisdiction other than those of the U.S.; (2) the securities of the issuer have a primary listing on a stock exchange outside the U.S. regardless of the country in which the issuer is organized; or (3) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold outside of the U.S. The International All Company Fund may invest in securities of issuers located in emerging market countries.

The Advisor’s Philosophy

The Advisor believes that a sustained commitment to a portfolio of exceptional companies will, over time, generate attractive long-term returns. The Advisor believes exceptional companies save time, lives, money or headaches or provide an exceptional value proposition to consumers. The Advisor views these differentiated organizations as having the wherewithal to provide unique solutions that include, but are not limited to, the utilization of innovative technology and insight to help address or redefine the challenges faced by institutions or consumers. These companies often retain a long-term growth plan, durable revenue growth, defensible market presence and profitability to fuel and sustain earnings per share growth. While investing in exceptional growth companies is paramount, the Advisor believes in being disciplined and deliberate about what it is willing to pay for growth opportunities and doing so in a benchmark agnostic manner (meaning that the Advisor selects companies without consideration of benchmarks by which the Fund is measured). Because the International All Company Fund is managed in a benchmark agnostic manner, an unintended consequence is that the Fund may have sector exposure.

The Advisor’s Investment Approach

The Advisor believes an investment program establishes the processes necessary to identify, research and construct a portfolio. The Advisor distinguishes International All Company Fund portfolio construction by its use of revenue (not market capitalization) to identify and invest in exceptional international companies that have the wherewithal to become exceptional larger companies. The Advisor sources ideas from many places. There are no minimum or maximum levels of revenue that constrain the Fund’s ability to make investments in any particular international company. International companies eligible for purchase include U.S. listed securities domiciled outside the U.S. The Advisor’s investment professionals retain dual duties, managing the portfolio as a team and serving as generalists in their analytical role. They discuss prospective portfolio candidates with the other team members before conducting in-depth research of a particular company in order to ensure commitment of time and dedication to understanding a company makes sense to all team members.

The Advisor believes that in-depth fundamental research, when applied over a three to five-year evaluation horizon, and implemented within a benchmark agnostic framework, has the potential to generate attractive long-term returns.

Therefore, the foundation of the Advisor’s process is fundamental analysis. Valuation is also part of the investment process.

The Advisor constructs the International All Company Fund’s portfolio to generally be no more than 5% in cash. The Advisor believes a diversified portfolio of 40–70 securities and their research efforts may, collectively, reduce portfolio risk.

The Advisor generally expects to hold securities for the long term. The Advisor typically sells securities from the International All Company Fund’s portfolio when the Advisor determines that the investment thesis driving the purchase of the company changes, the Advisor has a better investment idea, and/or its valuation no longer meets expectations.

Principal Risks of Investing in the Fund.
Performance Information.

The bar chart and table shown below provide an indication of the risks of investing in the Institutional Shares of the International All Company Fund by showing changes in the International All Company Fund’s performance from year to year and by showing how the International All Company Fund’s average annual total returns compare to that of a broad-based securities market index, the MSCI ACWI ex-USA Index and the MSCI EAFE® Index. The Morningstar Foreign Large Growth Category, is the International All Company Fund’s secondary benchmark index. The International All Company Fund’s past performance (before and after taxes) is not necessarily an indication of how the International All Company Fund will perform in the future. Updated information on the International All Company Fund’s results can be obtained by visiting:

https://www.browncapital.com/investmentstrategies/internationalallcompanyfundinst/.

Calendar Year Returns

Year-to-date return as of the most recent quarter ended June 30, 2024 was 1.24%.

Quarterly Returns During This Time Period

Highest return for a quarter	19.21%	Quarter ended June 30, 2020
Lowest return for a quarter	-18.54%	Quarter ended June 30, 2022

Average Annual Total Returns Periods Ended December 31, 2023
Average Annual Total Returns - Institutional - The Brown Capital Management International All Company Fund	1 Year		5 Years		Since Inception		Inception Date
The Brown Capital Management International All Company Fund - Institutional Shares	28.64%		7.72%		4.42%		Aug. 01, 2014
The Brown Capital Management International All Company Fund - Institutional Shares | After Taxes on Distributions	28.64%		7.38%		4.01%		Aug. 01, 2014
The Brown Capital Management International All Company Fund - Institutional Shares | After Taxes on Distributions and Sales	16.95%		6.02%		3.34%		Aug. 01, 2014
MSCI All Country World Index ex-USA Index (reflects no deduction for fees, expenses, or taxes)	16.21%	[1]	7.60%	[1]	4.15%	[1]	Aug. 01, 2014
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	18.85%		8.69%		4.83%		Aug. 01, 2014
Morningstar Foreign Large Growth Category	16.14%		7.97%		4.81%		Aug. 01, 2014
[1]	In connection with newly adopted SEC regulations applicable to the Fund, the MSCI All Country World ex-USA Index is the Fund’s new broad-based securities market index. The Fund will continue to show performance for the Fund’s previous broad-based securities market index, the MSCI EAFE® Index. The Morningstar Foreign Large Growth Category is an additional benchmark index.

After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

Institutional | The Brown Capital Management International All Company Fund | Risk Lose Money [Member]
An investment in the International All Company Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Institutional | The Brown Capital Management International All Company Fund | Market Risk [Member]
Market Risk: Market risk refers to the possibility that the value of equity securities held by the International All Company Fund may decline due to daily fluctuations in the securities markets. Movements in the stock market may adversely affect the specific securities held by the International All Company Fund on a daily basis, and, as a result, such movements may negatively affect the International All Company Fund’s net asset value.
Institutional | The Brown Capital Management International All Company Fund | Investment Style Risk [Member]
Investment Style Risk: The performance of the International All Company Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.
Institutional | The Brown Capital Management International All Company Fund | Investment Advisor Risk [Member]
Investment Advisor Risk: The Advisor’s ability to choose suitable investments has a significant impact on the ability of the International All Company Fund to achieve its investment objectives.
Institutional | The Brown Capital Management International All Company Fund | Market Sector Risk [Member]
Market Sector Risk: The percentage of the International All Company Fund’s assets invested in various industries and sectors will vary from time to time depending on the Advisor’s perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market.
Institutional | The Brown Capital Management International All Company Fund | Equity Securities Risk [Member]
Equity Securities Risk: To the extent that the majority of the International All Company Fund’s portfolio consists of common stocks, it is expected that the International All Company Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.
Institutional | The Brown Capital Management International All Company Fund | Foreign Securities Risk [Member]
Foreign Securities Risk: Foreign securities may involve investment risks different from those associated with domestic securities. Foreign markets may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may also be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the International All Company Fund to sell its securities and could reduce the value of your shares. The International All Company Fund may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to, among other things: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; sovereign solvency considerations; less liquid and more volatile exchanges and/or markets; or political changes or diplomatic developments.
Institutional | The Brown Capital Management International All Company Fund | Emerging Markets Securities Risk [Member]
Emerging Markets Securities Risk: Investments in the securities of developing or emerging markets may entail additional risks than investments in foreign securities, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; restrictions on investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.
Institutional | The Brown Capital Management International Small Company Fund
THE BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND
Investment Objective.
The International Small Company Fund seeks long-term capital appreciation.
Current income is a secondary consideration in selecting portfolio investments.
Fees and Expenses of the Fund.

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the International Small Company Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Institutional The Brown Capital Management International Small Company Fund The Brown Capital Management International Small Company Fund - Institutional Shares
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed on shares sold within 60 days of purchase)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Institutional The Brown Capital Management International Small Company Fund The Brown Capital Management International Small Company Fund - Institutional Shares
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	1.06%

Example.

This example is intended to help you compare the cost of investing in the International Small Company Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the International Small Company Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the International Small Company Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional | The Brown Capital Management International Small Company Fund | The Brown Capital Management International Small Company Fund - Institutional Shares | USD ($)	108	337	585	1,294

Portfolio Turnover.

The International Small Company Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the International Small Company Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the International Small Company Fund’s performance. During the most recent fiscal year, the International Small Company Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies.

The International Small Company Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of non-U.S. based companies with total operating revenues of $500 million or less at the time of the initial investment, (“small companies”). It is important to note that the International Small Company Fund does NOT choose its portfolio companies based on a reference to market capitalization. Rather, the focus of the International Small Company Fund is on the revenue produced by the issuer of the securities.

The International Small Company Fund typically invests in common stocks. The Advisor seeks to build a portfolio of exceptional small companies with the wherewithal to become exceptional large companies. The International Small Company Fund typically holds a portfolio of between 40–65 securities which the Advisor believes have the potential for growth.

The International Small Company Fund considers an issuer to be non–U.S. based if: (1) the issuer is organized under the laws of a jurisdiction other than those of the U.S.; (2) the securities of the issuer have a primary listing on a stock exchange outside the U.S. regardless of the country in which the issuer is organized; or (3) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold outside of the U.S. The Fund may invest in the securities of emerging or developing markets.

The Advisor’s Philosophy

The Advisor believes that a sustained commitment to a portfolio of exceptional companies will, over time, generate attractive long-term returns. The Advisor believes exceptional companies save time, lives, money or headaches or provide an exceptional value proposition to consumers. The Advisor views these differentiated organizations as having the wherewithal to provide unique solutions that include, but are not limited to, the utilization of innovative technology and insight to help address or redefine the challenges faced by institutions or consumers. These companies often retain a long-term growth plan, durable revenue growth, defensible market presence and profitability to fuel and sustain earnings per share growth. While investing in exceptional growth companies is paramount, the Advisor believes in being disciplined and deliberate about what it is willing to pay for growth opportunities and doing so in a benchmark agnostic manner (meaning that the Advisor selects companies without consideration of benchmarks by which the Fund is measured). Because the International Small Company Fund is managed in a benchmark agnostic manner, an unintended consequence is that the Fund may have sector exposure.

The Advisor’s Investment Approach

The Advisor believes an investment program establishes the processes necessary to identify, research and construct a portfolio. The Advisor distinguishes “Small Company” from “small capitalization” investing by its use of revenue not market capitalization to identify and invest in exceptional small companies that have the wherewithal to become exceptional larger companies. The Advisor sources ideas from many places. Companies eligible for investment typically generate no more than $500 million in revenue at the time of initial investment. The Advisor’s investment professionals retain dual duties, managing the portfolio as a team and serving as generalists in their analytical role. They discuss prospective portfolio candidates with teammates before any in depth research is performed to ensure the commitment of time dedicated to understanding the company makes sense to all team members.

The Advisor believes that in-depth fundamental research, when applied over a three to five-year time horizon, and implemented within a benchmark agnostic framework, has the potential to generate attractive long-term returns.

Therefore, the foundation of the Advisor’s process is fundamental analysis. Valuation is also part of the investment process.

The Advisor constructs the International Small Company Fund’s portfolio to generally be no more than 5% in cash. The Advisor believes a diversified portfolio of 40-65 securities and their research efforts may, collectively, reduce portfolio risk.

The Advisor generally expects to hold securities for the long term. The Advisor typically sells securities from the International Small Company Fund’s portfolio when the Advisor determines that the investment thesis driving the purchase of the company changes, the Advisor has a better investment idea, and/or its valuation no longer meets expectations.

Principal Risks of Investing in the Fund.
Performance Information.

The bar chart and table shown below provide an indication of the risks of investing in the Institutional Shares of the International Small Company Fund by showing changes in the International Small Company Fund’s performance from year to year and by showing how the International Small Company Fund’s average annual total returns compare to that of a broad-based securities market index, the MSCI ACWI ex-USA Index, and the MSCI ACWI ex-USA Small Cap Index and the Morningstar Foreign Small/Mid Growth Category, which are the International Small Company Fund’s secondary benchmark indexes. The International Small Company Fund’s past performance (before and after taxes) is not necessarily an indication of how the International Small Company Fund will perform in the future. Updated information on the International Small Company Fund’s results can be obtained by visiting:

https://www.browncapital.com/investmentstrategies/internationalsmallcompanyfundinst/.

Calendar Year Returns

Year-to-date return as of the most recent quarter ended June 30, 2024 was -0.04%.

Quarterly Returns During This Time Period

Highest return for a quarter	31.37%	Quarter ended June 30, 2020
Lowest return for a quarter	-19.52%	Quarter ended March 31, 2022

Average Annual Total Returns Periods Ended December 31, 2023
Average Annual Total Returns - Institutional - The Brown Capital Management International Small Company Fund	1 Year		5 Years		Since Inception		Inception Date
The Brown Capital Management International Small Company Fund - Institutional Shares	20.37%		11.40%		11.81%		Sep. 30, 2015
The Brown Capital Management International Small Company Fund - Institutional Shares | After Taxes on Distributions	20.36%		11.02%		11.43%		Sep. 30, 2015
The Brown Capital Management International Small Company Fund - Institutional Shares | After Taxes on Distributions and Sales	12.06%		9.06%		9.61%		Sep. 30, 2015
MSCI ACWI ex-USA Index (reflects no deduction for fees, expenses, or taxes)	16.21%	[1]	7.60%	[1]	6.82%	[1]	Sep. 30, 2015
MSCI All Country World ex USA Small Cap Index (reflects no deduction for fees, expenses, or taxes)	16.23%		8.36%		7.24%		Sep. 30, 2015
Morningstar Foreign Small/Mid Growth Category	11.85%		6.41%		5.50%		Sep. 30, 2015
[1]	In connection with newly adopted SEC regulations applicable to the Fund, the MSCI ACWI ex-USA Index is the Fund’s new broad-based securities market index. The Fund will continue to show performance for the Fund’s previous broad-based securities market index, the MSCI All Country World ex-USA Small Cap Index. The MSCI All Country World ex-USA Small Cap Index and the Morningstar Foreign Small/Mid Growth Category are each additional benchmark indexes.

After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

Institutional | The Brown Capital Management International Small Company Fund | Risk Lose Money [Member]
An investment in the International Small Company Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Institutional | The Brown Capital Management International Small Company Fund | Market Risk [Member]
Market Risk: Market risk refers to the possibility that the value of equity securities held by the International Small Company Fund may decline due to daily fluctuations in the securities markets. Movements in the stock market may adversely affect the specific securities held by the International Small Company Fund on a daily basis, and, as a result, such movements may negatively affect the Small Company’s net asset value.
Institutional | The Brown Capital Management International Small Company Fund | Investment Style Risk [Member]
Investment Style Risk: The performance of the International Small Company Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.
Institutional | The Brown Capital Management International Small Company Fund | Investment Advisor Risk [Member]
Investment Advisor Risk: The Advisor’s ability to choose suitable investments has a significant impact on the ability of the International Small Company Fund to achieve its investment objectives.
Institutional | The Brown Capital Management International Small Company Fund | Market Sector Risk [Member]
Market Sector Risk: The percentage of the International Small Company Fund’s assets invested in various industries and sectors will vary from time to time depending on the Advisor’s perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market.
Institutional | The Brown Capital Management International Small Company Fund | Equity Securities Risk [Member]
Equity Securities Risk: To the extent that the majority of the International Small Company Fund’s portfolio consists of common stocks, it is expected that the International Small Company Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.
Institutional | The Brown Capital Management International Small Company Fund | Small Companies Risk [Member]
Small Companies Risk: Investing in the securities of small companies generally involves greater risk than investing in larger, more established companies. Although investing in securities of small companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.
Institutional | The Brown Capital Management International Small Company Fund | Foreign Securities Risk [Member]
Foreign Securities Risk: Foreign securities may involve investment risks different from those associated with domestic securities. Foreign markets may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may also be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the International Small Company Fund to sell its securities and could reduce the value of your shares. The International Small Company Fund may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to, among other things: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; sovereign solvency considerations; less liquid and more volatile exchanges and/or markets; or political changes or diplomatic developments.
Institutional | The Brown Capital Management International Small Company Fund | Emerging Markets Securities Risk [Member]
Emerging Markets Securities Risk: Investments in the securities of developing or emerging markets may entail additional risks than investments in foreign securities, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; restrictions on investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.
Institutional | The Brown Capital Management International Small Company Fund | Micro-Companies Risk [Member]
Micro-Companies Risk: Micro-company stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro-companies may therefore be more volatile and the ability to sell them at a desirable time or price may be more limited.
Investor | The Brown Capital Management Small Company Fund
THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND
Investment Objective.
The Small Company Fund seeks long-term capital appreciation.
Current income is a secondary consideration in selecting portfolio investments.
Fees and Expenses of the Fund.

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Small Company Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor The Brown Capital Management Small Company Fund The Brown Capital Management Small Company Fund - Investor Shares
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed on shares sold within 60 days of purchase)	none

Annual Fund Operating Expenses (expenses that you pay each year as a% of the value of your investment)
Annual Fund Operating Expenses	Investor The Brown Capital Management Small Company Fund The Brown Capital Management Small Company Fund - Investor Shares
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	1.31%

Example.

This example is intended to help you compare the cost of investing in the Small Company Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Small Company Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Small Company Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor | The Brown Capital Management Small Company Fund | The Brown Capital Management Small Company Fund - Investor Shares | USD ($)	133	415	718	1,579

Portfolio Turnover.

The Small Company Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Small Company Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small Company Fund’s performance. During the most recent fiscal year, the Small Company Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies.

The Small Company Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of those companies with total operating revenues of $500 million or less at the time of the initial investment, (“small companies”). It is important to note that the Small Company Fund does NOT choose its portfolio companies based on a reference to market capitalization. Rather, the focus of the Small Company Fund is on the revenue produced by the issuer of the securities.

The Small Company Fund typically invests in common stocks. The Advisor seeks to build a portfolio of exceptional small companies with the wherewithal to become exceptional large companies. The Small Company Fund typically holds a portfolio of between 40 –65 securities which the Advisor believes have the potential for growth.

The Advisor’s Philosophy

The Advisor believes that a sustained commitment to a portfolio of exceptional companies will, over time, generate attractive long-term returns. The Advisor believes exceptional companies save time, lives, money or headaches or provide an exceptional value proposition to consumers.  The Advisor views these differentiated organizations as having the wherewithal to provide unique solutions that include, but are not limited to, the utilization of innovative technology and insight to help address or redefine the challenges faced by institutions or consumers. These companies often retain a long-term growth plan, durable revenue growth, defensible market presence and profitability to fuel and sustain earnings per share growth. While investing in exceptional growth companies is paramount, the Advisor believes in being disciplined and deliberate about what it is willing to pay for growth opportunities and doing so in a benchmark agnostic manner (meaning that the Advisor selects companies without consideration of benchmarks by which the Fund is measured). Because the Small Company Fund is managed in a benchmark agnostic manner, an unintended consequence is that the Fund may have sector exposure.

The Advisor’s Investment Approach

The Advisor believes an investment program establishes the processes necessary to identify, research and construct a portfolio. The Advisor distinguishes Small Company from small capitalization investing by its use of revenue not market capitalization to identify and invest in exceptional small companies that have the wherewithal to become exceptional larger companies. The Advisor sources ideas from many places. Companies eligible for investment typically generate no more than $500 million in revenue at the time of initial investment. The Advisor’s investment professionals retain dual duties, managing the portfolio as a team and serving as generalists in their analytical role. They discuss prospective portfolio candidates with teammates before any in depth research is performed to ensure the commitment of time dedicated to understanding the company makes sense to all team members.

The Advisor believes that in-depth fundamental research, when applied over a three to five-year time horizon, and implemented within a benchmark agnostic framework, has the potential to generate attractive long-term returns.

Therefore, the foundation of the Advisor’s process is fundamental analysis. Valuation is also part of the investment process.

The Advisor constructs the Small Company Fund’s portfolio to generally be no more than 5% in cash. The Advisor believes a diversified portfolio of 40-65 securities and their research efforts may, collective, reduce portfolio risk.

The Advisor generally expects to hold securities for the long term. The Advisor typically sells securities from the Small Company Fund’s portfolio when the Advisor determines that the investment thesis driving the purchase of the company changes, the Advisor has a better investment idea, and/or its valuation no longer meets expectations.

Principal Risks of Investing in the Fund.
Performance Information.

The bar chart and table shown below provide an indication of the risks of investing in the Investor Shares of the Small Company Fund by showing changes in the Small Company Fund’s performance from year to year and by showing how the Small Company Fund’s average annual total returns compare to that of a broad-based securities market index, the S&P 500® Index, and the Russell 2000® Growth Index and the Morningstar Small Growth Category, which are the Small Company Fund’s secondary benchmark indexes. The Small Company Fund’s past performance (before and after taxes) is not necessarily an indication of how the Small Company Fund will perform in the future. Updated information on the Small Company Fund’s results can be obtained by visiting: https://www.browncapital.com/investmentstrategies/smallcompanyfundinv/.

Calendar Year Returns

Year-to-date return as of the most recent quarter ended June 30, 2024 was -6.16%.

Quarterly Returns During This Time Period

Highest return for a quarter	36.46%	Quarter ended June 30, 2020
Lowest return for a quarter	-24.33%	Quarter ended December 31, 2018

Average Annual Total Returns Periods Ended December 31, 2023
Average Annual Total Returns - Investor - The Brown Capital Management Small Company Fund		1 Year	5 Years	10 Years
The Brown Capital Management Small Company Fund - Investor Shares		19.12%	5.85%	7.43%
The Brown Capital Management Small Company Fund - Investor Shares | After Taxes on Distributions		16.49%	3.63%	5.53%
The Brown Capital Management Small Company Fund - Investor Shares | After Taxes on Distributions and Sales		12.90%	4.67%	5.86%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	[1]	26.29%	15.69%	12.03%
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)		18.66%	9.22%	7.16%
Morningstar Small Growth Category		16.48%	10.21%	7.53%
[1]	In connection with newly adopted SEC regulations applicable to the Fund, the S&P 500® Index is the Fund’s new broad-based securities market index. The Fund will continue to show performance for the Russell 2000® Growth Index, the Fund’s previous broad-based securities market index, and the Morningstar Small Growth Category, each of which is an additional benchmark index.

After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

Investor | The Brown Capital Management Small Company Fund | Risk Lose Money [Member]
An investment in the Small Company Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Investor | The Brown Capital Management Small Company Fund | Market Risk [Member]
Market Risk: Market risk refers to the possibility that the value of equity securities held by the Small Company Fund may decline due to daily fluctuations in the securities markets. Movements in the stock market may adversely affect the specific securities held by the Small Company Fund on a daily basis, and, as a result, such movements may negatively affect the Small Company’s net asset value.
Investor | The Brown Capital Management Small Company Fund | Investment Style Risk [Member]
Investment Style Risk: The performance of the Small Company Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.
Investor | The Brown Capital Management Small Company Fund | Investment Advisor Risk [Member]
Investment Advisor Risk: The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Small Company Fund to achieve its investment objectives.
Investor | The Brown Capital Management Small Company Fund | Market Sector Risk [Member]
Market Sector Risk: The percentage of the Small Company Fund’s assets invested in various industries and sectors will vary from time to time depending on the Advisor’s perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market.
Investor | The Brown Capital Management Small Company Fund | Equity Securities Risk [Member]
Equity Securities Risk: To the extent that the majority of the Small Company Fund’s portfolio consists of common stocks, it is expected that the Small Company Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.
Investor | The Brown Capital Management Small Company Fund | Small Companies Risk [Member]
Small Companies Risk: Investing in the securities of small companies generally involves greater risk than investing in larger, more established companies. Although investing in securities of small companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.
Investor | The Brown Capital Management Small Company Fund | Micro-Cap Companies Risk [Member]
Micro-Cap Companies Risk: Micro-cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro-cap companies may therefore be more volatile and the ability to sell them at a desirable time or price may be more limited.
Investor | The Brown Capital Management International All Company Fund
THE BROWN CAPITAL MANAGEMENT INTERNATIONAL ALL COMPANY FUND
Investment Objective.
The International All Company Fund (formally the “International Equity Fund”) seeks long-term capital appreciation.
Current income is a secondary consideration in selecting portfolio investments.
Fees and Expenses of the Fund.

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the International All Company Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor The Brown Capital Management International All Company Fund The Brown Capital Management International All Company Fund - Investor Shares
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed on shares sold within 60 days of purchase)	none

Annual Fund Operating Expenses (expenses that you pay each year as a% of the value of your investment)
Annual Fund Operating Expenses	Investor The Brown Capital Management International All Company Fund The Brown Capital Management International All Company Fund - Investor Shares
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.73%
Total Annual Fund Operating Expenses	1.88%
Fee Waivers and/or Expense Reimbursements	(0.63%)	[1]
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements	1.25%	[1]
[1]	Brown Capital Management, LLC (the “Advisor”) has entered into an Expense Limitation Agreement with the International All Company Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the International All Company Fund and to assume other expenses of the International All Company Fund, if necessary, in an amount that limits the International All Company Fund’s annual operating expenses (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the International All Company Fund’s business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.00% until July 31, 2025. The Expense Limitation Agreement may not be terminated by either party prior to that date. Subject to certain conditions such as Fund asset levels being at certain thresholds and operating expenses being less than the operating expenses limit for the International All Company Fund, the International All Company Fund may reimburse the Advisor for fees waived or limited and other expenses assumed by the Advisor pursuant to the Expense Limitation Agreement. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the International All Company Fund within three years following the month in which the expense was incurred, provided that the International All Company Fund is able to make the repayment without exceeding the lesser of the expense limitation in place at the time of the waiver and/or reimbursement or the current expense limitation arrangement.

Example.

This example is intended to help you compare the cost of investing in the International All Company Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the International All Company Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the International All Company Fund’s operating expenses remain the same. Only the 1-year number shown below reflects the Advisor’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor | The Brown Capital Management International All Company Fund | The Brown Capital Management International All Company Fund - Investor Shares | USD ($)	127	530	958	2,150

Portfolio Turnover.

The International All Company Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the International All Company Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the International All Company Fund’s performance. During the most recent fiscal year, the International All Company Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies.

The International All Company Fund invests substantially all of its assets in the equity securities of non-U.S. based companies. The International All Company Fund typically invests in common stocks. The Advisor seeks to build a portfolio of exceptional companies. It is important to note that the International All Company Fund does NOT choose its portfolio companies based on a reference to market capitalization. Rather, the focus of the International All Company Fund is on the revenue produced by the issuer of the securities. The International All Company Fund typically holds a portfolio of between 40 to 70 securities which the Advisor believes have the potential for growth.

The International All Company Fund considers an issuer to be non–U.S. based if: (1) the issuer is organized under the laws of a jurisdiction other than those of the U.S.; (2) the securities of the issuer have a primary listing on a stock exchange outside the U.S. regardless of the country in which the issuer is organized; or (3) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold outside of the U.S. The International All Company Fund may invest in securities of issuers located in emerging market countries.

The Advisor’s Philosophy

The Advisor believes that a sustained commitment to a portfolio of exceptional companies will, over time, generate attractive long-term returns. The Advisor believes exceptional companies save time, lives, money or headaches or provide an exceptional value proposition to consumers.  The Advisor views these differentiated organizations as having the wherewithal to provide unique solutions that include, but are not limited to, the utilization of innovative technology and insight to help address or redefine the challenges faced by institutions or consumers. These companies often retain a long-term growth plan, durable revenue growth, defensible market presence and profitability to fuel and sustain earnings per share growth. While investing in exceptional growth companies is paramount, the Advisor believes in being disciplined and deliberate about what it is willing to pay for growth opportunities and doing so in a benchmark agnostic manner (meaning that the Advisor selects companies without consideration of benchmarks by which the Fund is measured). Because the International All Company Fund is managed in a benchmark agnostic manner, an unintended consequence is that the Fund may have sector exposure.

The Advisor’s Investment Approach

The Advisor believes an investment program establishes the processes necessary to identify, research and construct a portfolio. The Advisor distinguishes International All Company Fund portfolio construction by its use of revenue (not market capitalization) to identify and invest in exceptional international companies that have the wherewithal to become exceptional larger companies. The Advisor sources ideas from many places. There are no minimum or maximum levels of revenue that constrain the Fund's ability to make investments in any particular international company. International companies eligible for purchase include U.S. listed securities domiciled outside the U.S. The Advisor’s investment professionals retain dual duties, managing the portfolio as a team and serving as generalists in their analytical role. They discuss prospective portfolio candidates with the other team members before conducting in-depth research of a particular company in order to ensure commitment of time and dedication to understanding a company makes sense to all team members.

The Advisor believes that in-depth fundamental research, when applied over a three to five-year evaluation horizon, and implemented within a benchmark agnostic framework, has the potential to generate attractive long-term returns.

Therefore, the foundation of the Advisor’s process is fundamental analysis. Valuation is also part of the investment process.

The Advisor constructs the International All Company Fund’s portfolio to generally be no more than 5% in cash. The Advisor believes a diversified portfolio of 40 – 70 securities and their research efforts may, collectively, reduce portfolio risk.

The Advisor generally expects to hold securities for the long term. The Advisor typically sells securities from the International All Company Fund’s portfolio when the Advisor determines that the investment thesis driving the purchase of the company changes, the Advisor has a better investment idea, and/or its valuation no longer meets expectations.

Principal Risks of Investing in the Fund.
Performance Information.

The bar chart and table shown below provide an indication of the risks of investing in the Investor Shares of the International All Company Fund by showing changes in the International All Company Fund’s performance from year to year and by showing how the International All Company Fund’s average annual total returns compare to that of a broad-based securities market index, the MSCI ACWI ex-USA Index and the MSCI EAFE® Index. The Morningstar Foreign Large Growth Category, is the International All Company Fund’s secondary benchmark index. The International All Company Fund’s past performance (before and after taxes) is not necessarily an indication of how the International All Company Fund will perform in the future. Updated information on the International All Company Fund’s results can be obtained by visiting:

https://www.browncapital.com/investmentstrategies/internationalallcompanyfundinv/.

Calendar Year Returns

Year-to-date return as of the most recent quarter ended June 30, 2024 was 1.07%.

Quarterly Returns During This Time Period

Highest return for a quarter	19.17%	Quarter ended June 30, 2020
Lowest return for a quarter	-18.62%	Quarter ended June 30, 2022

Average Annual Total Returns Periods Ended December 31, 2023
Average Annual Total Returns - Investor - The Brown Capital Management International All Company Fund		1 Year	5 Years	10 Years
The Brown Capital Management International All Company Fund - Investor Shares		28.36%	7.46%	4.42%
The Brown Capital Management International All Company Fund - Investor Shares | After Taxes on Distributions		28.36%	7.14%	4.09%
The Brown Capital Management International All Company Fund - Investor Shares | After Taxes on Distributions and Sales		16.79%	5.81%	3.39%
MSCI All Country World Index ex-USA Index (reflects no deduction for fees, expenses, or taxes)	[1]	16.21%	7.60%	4.32%
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)		18.85%	8.69%	4.78%
Morningstar Foreign Large Growth Category		16.14%	7.97%	4.57%
[1]	In connection with newly adopted SEC regulations applicable to the Fund, the MSCI All Country World ex-USA Index is the Fund’s new broad-based securities market index. The Fund will continue to show performance for the Fund’s previous broad-based securities market index, the MSCI EAFE® Index. The Morningstar Foreign Large Growth Category is an additional benchmark index.

After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

Investor | The Brown Capital Management International All Company Fund | Risk Lose Money [Member]
An investment in the International All Company Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Investor | The Brown Capital Management International All Company Fund | Market Risk [Member]
Market Risk: Market risk refers to the possibility that the value of equity securities held by the International All Company Fund may decline due to daily fluctuations in the securities markets. Movements in the stock market may adversely affect the specific securities held by the International All Company Fund on a daily basis, and, as a result, such movements may negatively affect the International All Company Fund’s net asset value.
Investor | The Brown Capital Management International All Company Fund | Investment Style Risk [Member]
Investment Style Risk: The performance of the International All Company Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.
Investor | The Brown Capital Management International All Company Fund | Investment Advisor Risk [Member]
Investment Advisor Risk: The Advisor’s ability to choose suitable investments has a significant impact on the ability of the International All Company Fund to achieve its investment objectives.
Investor | The Brown Capital Management International All Company Fund | Market Sector Risk [Member]
Market Sector Risk: The percentage of the International All Company Fund’s assets invested in various industries and sectors will vary from time to time depending on the Advisor’s perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market.
Investor | The Brown Capital Management International All Company Fund | Equity Securities Risk [Member]
Equity Securities Risk: To the extent that the majority of the International All Company Fund’s portfolio consists of common stocks, it is expected that the International All Company Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.
Investor | The Brown Capital Management International All Company Fund | Foreign Securities Risk [Member]
Foreign Securities Risk: Foreign securities may involve investment risks different from those associated with domestic securities. Foreign markets may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may also be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the International All Company Fund to sell its securities and could reduce the value of your shares. The International All Company Fund may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to, among other things: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; sovereign solvency considerations; less liquid and more volatile exchanges and/or markets; or political changes or diplomatic developments.
Investor | The Brown Capital Management International All Company Fund | Emerging Markets Securities Risk [Member]
Emerging Markets Securities Risk: Investments in the securities of developing or emerging markets may entail additional risks than investments in foreign securities, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; restrictions on investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.
Investor | The Brown Capital Management International Small Company Fund
THE BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND
Investment Objective.
The International Small Company Fund seeks long-term capital appreciation.
Current income is a secondary consideration in selecting portfolio investments.
Fees and Expenses of the Fund.

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the International Small Company Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor The Brown Capital Management International Small Company Fund The Brown Capital Management International Small Company Fund - Investor Shares
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed on shares sold within 60 days of purchase)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Investor The Brown Capital Management International Small Company Fund The Brown Capital Management International Small Company Fund - Investor Shares
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	1.31%

Example.

This example is intended to help you compare the cost of investing in the International Small Company Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the International Small Company Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the International Small Company Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor | The Brown Capital Management International Small Company Fund | The Brown Capital Management International Small Company Fund - Investor Shares | USD ($)	133	415	718	1,579

Portfolio Turnover.

The International Small Company Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the International Small Company Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the International Small Company Fund’s performance. During the most recent fiscal year, the International Small Company Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies.

The International Small Company Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of non-U.S. based companies with total operating revenues of $500 million or less at the time of the initial investment, (“small companies”). It is important to note that the International Small Company Fund does NOT choose its portfolio companies based on a reference to market capitalization. Rather, the focus of the International Small Company Fund is on the revenue produced by the issuer of the securities.

The International Small Company Fund typically invests in common stocks. The Advisor seeks to build a portfolio of exceptional small companies with the wherewithal to become exceptional large companies. The International Small Company Fund typically holds a portfolio of between 40 – 65 securities which the Advisor believes have the potential for growth.

The International Small Company Fund considers an issuer to be non–U.S. based if: (1) the issuer is organized under the laws of a jurisdiction other than those of the U.S.; (2) the securities of the issuer have a primary listing on a stock exchange outside the U.S. regardless of the country in which the issuer is organized; or (3) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold outside of the U.S. The Fund may invest in the securities of emerging or developing markets.

The Advisor’s Philosophy

The Advisor believes that a sustained commitment to a portfolio of exceptional companies will, over time, generate attractive long-term returns. The Advisor believes exceptional companies save time, lives, money or headaches or provide an exceptional value proposition to consumers.  The Advisor views these differentiated organizations as having the wherewithal to provide unique solutions that include, but are not limited to, the utilization of innovative technology and insight to help address or redefine the challenges faced by institutions or consumers. These companies often retain a long-term growth plan, durable revenue growth, defensible market presence and profitability to fuel and sustain earnings per share growth. While investing in exceptional growth companies is paramount, the Advisor believes in being disciplined and deliberate about what it is willing to pay for growth opportunities and doing so in a benchmark agnostic manner (meaning that the Advisor selects companies without consideration of benchmarks by which the Fund is measured). Because the International Small Company Fund is managed in a benchmark agnostic manner, an unintended consequence is that the Fund may have sector exposure.

The Advisor’s Investment Approach

The Advisor believes an investment program establishes the processes necessary to identify, research and construct a portfolio. The Advisor distinguishes “Small Company” from “small capitalization” investing by its use of revenue not market capitalization to identify and invest in exceptional small companies that have the wherewithal to become exceptional larger companies. The Advisor sources ideas from many places. Companies eligible for investment typically generate no more than $500 million in revenue at the time of initial investment. The Advisor’s investment professionals retain dual duties, managing the portfolio as a team and serving as generalists in their analytical role. They discuss prospective portfolio candidates with teammates before any in depth research is performed to ensure the commitment of time dedicated to understanding the company makes sense to all team members.

The Advisor believes that in-depth fundamental research, when applied over a three to five-year time horizon, and implemented within a benchmark agnostic framework, has the potential to generate attractive long-term returns.

Therefore, the foundation of the Advisor’s process is fundamental analysis. Valuation is also part of the investment process.

The Advisor constructs the International Small Company Fund’s portfolio to generally be no more than 5% in cash. The Advisor believes a diversified portfolio of 40-65 securities and their research efforts may, collectively, reduce portfolio risk.

The Advisor generally expects to hold securities for the long term. The Advisor typically sells securities from the International Small Company Fund’s portfolio when the Advisor determines that the investment thesis driving the purchase of the company changes, the Advisor has a better investment idea, and/or its valuation no longer meets expectations.

Principal Risks of Investing in the Fund.
Performance Information.

The bar chart and table shown below provide an indication of the risks of investing in the Investor Shares of the International Small Company Fund by showing changes in the International Small Company Fund’s performance from year to year and by showing how the International Small Company Fund’s average annual total returns compare to that of a broad-based securities market index, the MSCI ACWI ex-USA Index, and the MSCI ACWI-ex USA Small Cap Index and the Morningstar Foreign Small/Mid Growth Category, which are the International Small Company Fund’s secondary benchmark indexes. The International Small Company Fund’s past performance (before and after taxes) is not necessarily an indication of how the International Small Company Fund will perform in the future. Updated information on the International Small Company Fund’s results can be obtained by visiting:

https://www.browncapital.com/investmentstrategies/internationalsmallcompanyfundinv/.

Calendar Year Returns

Year-to-date return as of the most recent quarter ended June 30, 2024 was -0.18%.

Quarterly Returns During This Time Period

Highest return for a quarter	31.32%	Quarter ended June 30, 2020
Lowest return for a quarter	-19.55%	Quarter ended March 31, 2022

Average Annual Total Returns Periods Ended December 31, 2023
Average Annual Total Returns - Investor - The Brown Capital Management International Small Company Fund	1 Year		5 Years		Since Inception		Inception Date
The Brown Capital Management International Small Company Fund - Investor Shares	20.04%		11.12%		11.53%		Sep. 30, 2015
The Brown Capital Management International Small Company Fund - Investor Shares | After Taxes on Distributions	20.04%		10.75%		11.15%		Sep. 30, 2015
The Brown Capital Management International Small Company Fund - Investor Shares | After Taxes on Distributions and Sales	11.87%		8.84%		9.37%		Sep. 30, 2015
MSCI All Country World ex USA Small Cap Index (reflects no deduction for fees, expenses, or taxes)	16.23%		8.36%		7.24%		Sep. 30, 2015
Morningstar Foreign Small/Mid Growth Category	11.85%		6.41%		5.50%		Sep. 30, 2015
MSCI All Country World ex-USA Index (reflects no deduction for fees, expenses, or taxes)	16.21%	[1]	7.60%	[1]	6.82%	[1]	Sep. 30, 2015
[1]	In connection with newly adopted SEC regulations applicable to the Fund, the MSCI ACWI ex-USA Index is the Fund’s new broad-based securities market index. The Fund will continue to show performance for the Fund’s previous broad-based securities market index, the MSCI All Country World ex-USA Small Cap Index. The MSCI All Country World ex-USA Small Cap Index and the Morningstar Foreign Small/Mid Growth Category are each additional benchmark indexes.

After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

Investor | The Brown Capital Management International Small Company Fund | Risk Lose Money [Member]
An investment in the International Small Company Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Investor | The Brown Capital Management International Small Company Fund | Market Risk [Member]
Market Risk: Market risk refers to the possibility that the value of equity securities held by the International Small Company Fund may decline due to daily fluctuations in the securities markets. Movements in the stock market may adversely affect the specific securities held by the International Small Company Fund on a daily basis, and, as a result, such movements may negatively affect the Small Company’s net asset value.
Investor | The Brown Capital Management International Small Company Fund | Investment Style Risk [Member]
Investment Style Risk: The performance of the International Small Company Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.
Investor | The Brown Capital Management International Small Company Fund | Investment Advisor Risk [Member]
Investment Advisor Risk: The Advisor’s ability to choose suitable investments has a significant impact on the ability of the International Small Company Fund to achieve its investment objectives.
Investor | The Brown Capital Management International Small Company Fund | Market Sector Risk [Member]
Market Sector Risk: The percentage of the International Small Company Fund’s assets invested in various industries and sectors will vary from time to time depending on the Advisor’s perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market.
Investor | The Brown Capital Management International Small Company Fund | Equity Securities Risk [Member]
Equity Securities Risk: To the extent that the majority of the International Small Company Fund’s portfolio consists of common stocks, it is expected that the International Small Company Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.
Investor | The Brown Capital Management International Small Company Fund | Small Companies Risk [Member]
Small Companies Risk: Investing in the securities of small companies generally involves greater risk than investing in larger, more established companies. Although investing in securities of small companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.
Investor | The Brown Capital Management International Small Company Fund | Foreign Securities Risk [Member]
Foreign Securities Risk: Foreign securities may involve investment risks different from those associated with domestic securities. Foreign markets may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may also be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the International Small Company Fund to sell its securities and could reduce the value of your shares. The International Small Company Fund may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to, among other things: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; sovereign solvency considerations; less liquid and more volatile exchanges and/or markets; or political changes or diplomatic developments.
Investor | The Brown Capital Management International Small Company Fund | Emerging Markets Securities Risk [Member]
Emerging Markets Securities Risk: Investments in the securities of developing or emerging markets may entail additional risks than investments in foreign securities, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; restrictions on investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.
Investor | The Brown Capital Management International Small Company Fund | Micro-Companies Risk [Member]
Micro Companies Risk: Micro-company stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro- companies may therefore be more volatile and the ability to sell them at a desirable time or price may be more limited.